Fair Value Measurements (Tables)	9 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
The following tables present recorded amounts of major financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2019 and December 31, 2019:
March 31, 2019

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale*1	¥38,671	¥0	¥38,671	¥0
Trading debt securities	1,564	0	1,564	0
Available-for-sale debt securities:	1,264,244	24,831	1,138,966	100,447
Japanese and foreign government bond securities*2	430,851	3,227	427,624	0
Japanese prefectural and foreign municipal bond securities	193,305	0	190,417	2,888
Corporate debt securities*3	487,997	21,604	459,235	7,158
CMBS and RMBS in the Americas	61,479	0	61,479	0
Other asset-backed securities and debt securities	90,612	0	211	90,401
Equity securities*4*5	425,593	68,631	295,769	61,193
Derivative assets:	15,495	299	9,924	5,272
Interest rate swap agreements	138	0	138	0
Options held/written and other	11,140	0	5,868	5,272
Futures, foreign exchange contracts	3,007	299	2,708	0
Foreign currency swap agreements	1,203	0	1,203	0
Credit derivatives written	7	0	7	0
Netting*6	(1,497)	0	0	0
Net derivative assets	13,998	0	0	0
Other assets:	12,449	0	0	12,449
Reinsurance recoverables*7	12,449	0	0	12,449

Total	¥1,758,016	¥93,761	¥1,484,894	¥179,361

Liabilities:
Derivative liabilities:	¥25,958	¥522	¥25,436	¥0
Interest rate swap agreements	17,439	0	17,439	0
Options held/written and other	2,809	0	2,809	0
Futures, foreign exchange contracts	5,336	522	4,814	0
Foreign currency swap agreements	364	0	364	0
Credit derivatives held	10	0	10	0
Netting*6	(1,497)	0	0	0
Net derivative Liabilities	24,461	0	0	0
Policy Liabilities and Policy Account Balances:	360,198	0	0	360,198
Variable annuity and variable life insurance contracts*8	360,198	0	0	360,198

Total	¥386,156	¥522	¥25,436	¥360,198

December 31, 2019

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale*1	¥43,238	¥0	¥43,238	¥0
Trading debt securities	1,371	0	1,371	0
Available-for-sale debt securities:	1,576,349	22,381	1,453,002	100,966
Japanese and foreign government bond securities*2	591,235	3,585	587,650	0
Japanese prefectural and foreign municipal bond securities	238,288	0	235,437	2,851
Corporate debt securities*3	594,755	18,796	571,743	4,216
CMBS and RMBS in the Americas	57,962	0	57,962	0
Other asset-backed securities and debt securities	94,109	0	210	93,899
Equity securities*4*5	417,433	73,334	277,917	66,182
Derivative assets:	15,683	29	5,210	10,444
Interest rate swap agreements	167	0	167	0
Options held/written and other	13,692	0	3,248	10,444
Futures, foreign exchange contracts	403	29	374	0
Foreign currency swap agreements	1,421	0	1,421	0
Netting*6	(514)	0	0	0
Net derivative assets	15,169	0	0	0
Other assets:	9,219	0	0	9,219
Reinsurance recoverables*7	9,219	0	0	9,219

Total	¥2,063,293	¥95,744	¥1,780,738	¥186,811

Liabilities:
Derivative liabilities:	¥51,188	¥157	¥51,004	¥27
Interest rate swap agreements	24,768	0	24,768	0
Options held/written and other	10,960	0	10,933	27
Futures, foreign exchange contracts	14,495	157	14,338	0
Foreign currency swap agreements	965	0	965	0
Netting*6	(514)	0	0	0
Net derivative Liabilities	50,674	0	0	0
Policy Liabilities and Policy Account Balances:	333,017	0	0	333,017
Variable annuity and variable life insurance contracts*8	333,017	0	0	333,017

Total	¥384,205	¥157	¥51,004	¥333,044

Reconciliation of Financial Assets and Liabilities (Net) Measured at Fair Value on Recurring Basis Using Significant Unobservable Input
The following tables present the reconciliation of financial assets and liabilities (net) measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the nine months ended December 31, 2018 and 2019:
Nine months ended December 31, 2018

	Millions of yen
	Balance at April 1, 2018	Gains or losses (realized/unrealized)			Purchases *3	Sales	Settlements *4	Transfers in and/ or out of Level 3 (net)	Balance at December 31, 2018	Change in unrealized gains or losses included in earnings for assets and liabilities still held at December 31, 2018 *1
		Included in earnings *1	Included in other comprehensive income *2	Total
Available-for-sale debt securities	¥120,917	¥2,032	¥288	¥2,320	¥36,231	¥(22,186)	¥(24,476)	¥(20,101)	¥92,705	¥304
Japanese prefectural and foreign municipal bond securities	0	0	(7)	(7)	0	0	0	3,305	3,298	0
Corporate debt securities	3,037	0	5	5	0	0	(685)	0	2,357	0
CMBS and RMBS in the Americas	36,010	1,034	546	1,580	1,304	(6,711)	(8,777)	(23,406)	0	0
Other asset-backed securities and debt securities	81,870	998	(256)	742	34,927	(15,475)	(15,014)	0	87,050	304
Equity securities	37,879	1,957	523	2,480	34,613	(18,352)	0	0	56,620	1,685
Investment funds	37,879	1,957	523	2,480	34,613	(18,352)	0	0	56,620	1,685
Derivative assets and liabilities (net)	2,291	(1,377)	0	(1,377)	1,673	0	(1,198)	0	1,389	(1,377)
Options held/written and other	2,291	(1,377)	0	(1,377)	1,673	0	(1,198)	0	1,389	(1,377)
Other asset	15,008	480	0	480	2,800	0	(486)	0	17,802	480
Reinsurance recoverables *5	15,008	480	0	480	2,800	0	(486)	0	17,802	480
Policy Liabilities and Policy Account Balances	444,010	18,993	422	19,415	0	0	(62,522)	0	362,073	18,993
Variable annuity and variable life insurance contracts *6	444,010	18,993	422	19,415	0	0	(62,522)	0	362,073	18,993

Nine months ended December 31, 2019

	Millions of yen
	Balance at April 1, 2019	Gains or losses (realized/unrealized)			Purchases *3	Sales	Settlements *4	Transfers in and/ or out of Level 3 (net)	Balance at December 31, 2019	Change in unrealized gains or losses included in earnings for assets and liabilities still held at December 31, 2019 *1
		Included in earnings *1	Included in other comprehensive income *2	Total
Available-for-sale debt securities	¥100,447	¥1,339	¥(1,023)	¥316	¥33,606	¥(3,425)	¥(26,987)	¥(2,991)	¥100,966	¥213
Japanese prefectural and foreign municipal bond securities	2,888	0	(37)	(37)	0	0	0	0	2,851	0
Corporate debt securities	7,158	0	(9)	(9)	900	0	(842)	(2,991)	4,216	0
Other asset-backed securities and debt securities	90,401	1,339	(977)	362	32,706	(3,425)	(26,145)	0	93,899	213
Equity securities	61,193	5,594	(131)	5,463	10,075	(5,760)	(4,789)	0	66,182	5,532
Investment funds	61,193	5,594	(131)	5,463	10,075	(5,760)	(4,789)	0	66,182	5,532
Derivative assets and liabilities (net)	5,272	5,238	(93)	5,145	0	0	0	0	10,417	5,238
Options held/written and other	5,272	5,238	(93)	5,145	0	0	0	0	10,417	5,238
Other asset	12,449	(5,355)	0	(5,355)	2,303	0	(178)	0	9,219	(5,355)
Reinsurance recoverables *5	12,449	(5,355)	0	(5,355)	2,303	0	(178)	0	9,219	(5,355)
Policy Liabilities and Policy Account Balances	360,198	(12,426)	189	(12,237)	0	0	(39,418)	0	333,017	(12,426)
Variable annuity and variable life insurance contracts *6	360,198	(12,426)	189	(12,237)	0	0	(39,418)	0	333,017	(12,426)

Recorded Amounts of Major Assets Measured at Fair Value on Nonrecurring Basis
The following tables present recorded amounts of assets measured at fair value on a nonrecurring basis during year ended March 31, 2019 and the nine months ended December 31, 2019. These assets are measured at fair value on a nonrecurring basis mainly to recognize impairment:
Year ended March 31, 2019

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale	¥3,839	¥0	¥3,839	¥0
Real estate collateral-dependent loans (net of allowance for probable loan losses)	6,630	0	0	6,630
Investment in operating leases and property under facility operations	12,901	0	0	12,901
Certain investments in affiliates	2,897	0	0	2,897

	¥26,267	¥0	¥3,839	¥22,428

Nine months ended December 31, 2019
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Real estate collateral-dependent loans (net of allowance for probable loan losses)	¥4,494	¥0	¥0	¥4,494
Investment in operating leases and property under facility operations	4,462	0	712	3,750
Certain investments in affiliates	1,561	0	0	1,561

	¥10,517	¥0	¥712	¥9,805

Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets and Liabilities Measured at Fair Value on Recurring Basis
The following tables provide information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets and liabilities measured at fair value on a recurring basis as of March 31, 2019 and December 31, 2019.

	March 31, 2019
	Millions of yen
	Fair value	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
Assets:
Available-for-sale debt securities:
Japanese prefectural and foreign municipal bond securities	¥2,888	Discounted cash flows	Discount rate	8.5%
				(8.5%)
Corporate debt securities	2,162	Discounted cash flows	Discount rate	0.1% – 1.3%
				(0.8%)
	4,996	Appraisals/Broker quotes	—	—
Other asset-backed securities and debt securities	23,651	Discounted cash flows	Discount rate	0.2% – 51.2%
				(8.3%)
			Probability of default	0.6% – 1.6%
				(0.8%)
	66,750	Appraisals/Broker quotes	—	—
Equity securities:
Investment funds	6,012	Internal cash flows	Discount rate	0.0% – 65.0%
				(11.3%)
	32,702	Discounted cash flows	Discount rate	3.8% – 17.0%
				(14.1%)
	22,479	Appraisals/Broker quotes	—	—

Derivative assets:
Options held/written and other	5,005	Discounted cash flows	Discount rate	0.0% – 15.0%
				(8.6%)
	267	Appraisals/Broker quotes	—	—

Other assets:
Reinsurance recoverables	12,449	Discounted cash flows	Discount rate	(0.1)% – 0.4%
				(0.1%)
			Mortality rate	0.0% – 100.0%
				(1.3%)
			Lapse rate	1.5% – 24.0%
				(16.2%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0% (99.9%)

Total	¥179,361

Liabilities:
Policy liabilities and Policy Account Balances:
Variable annuity and variable life insurance contracts	¥360,198	Discounted cash flows	Discount rate	(0.1)% – 0.4%
				(0.1%)
			Mortality rate	0.0% – 100.0%
				(1.3%)
			Lapse rate	1.5% – 54.0%
				(16.0%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0% (80.3%)

Total	¥360,198

Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets Measured at Fair Value on Nonrecurring Basis
The following tables provide information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets measured at fair value on a nonrecurring basis during year ended March 31, 2019 and the nine months ended December 31, 2019.

	Year ended March 31, 2019
	Millions of yen
	Fair value	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
Assets:
Real estate collateral-dependent loans (net of allowance for probable loan losses)	¥6,630	Direct capitalization	Capitalization rate	5.8% – 8.2%
				(6.3%)
		Appraisals	—	—
Investment in operating leases and property under facility operations	2,345	Discounted cash flows	Discount rate	7.3%
				(7.3%)
	10,556	Appraisals	—	—
Certain investments in affiliates	334	Business enterprise value multiples	—	—
		Discounted cash flows	Discount rate	14.0%
				(14.0%)
	2,563	Appraisals	—	—

	¥22,428

	Nine months ended December 31, 2019
	Millions of yen
	Fair value	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
Assets:
Real estate collateral-dependent loans (net of allowance for probable loan losses)	¥4,494	Direct capitalization	Capitalization rate	5.6% – 6.6%
				(6.1%)
		Appraisals	—	—
Investment in operating leases and property under facility operations	3,750	Appraisals	—	—
Certain investments in affiliates	1,561	Appraisals	—	—

	¥9,805